RELATED PARTY TRANSACTIONS - Amounts due to officers (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Due to officers	$ 4,273,733	$ 4,723,732
Invoices paid on behalf of the Company
Related Party Transaction [Line Items]
Due to officers	$ 165,233	615,232
Officer [Member]
Related Party Transaction [Line Items]
Due to officers		4,723,732	$ 4,888,913
Officer [Member] | Salaries and allowances
Related Party Transaction [Line Items]
Due to officers		4,108,500	3,984,000
Officer [Member] | Invoices paid on behalf of the Company
Related Party Transaction [Line Items]
Due to officers		$ 615,232	$ 904,913